CHURCHILL TAX-FREE FUND OF KENTUCKY
                                Supplement to the
                       Statement of Additional Information
                              Dated April 30, 2009
                   as Previously Supplemented August 11, 2009


     The material under the caption "Management of the Fund" is replaced by the following:


                             Management of the Fund

The Board of Trustees

     The business and affairs of the Fund are managed under the direction and control of its Board of Trustees. The Board of Trustees has authority over every aspect of the Fund's operations, including approval of the advisory and any sub-advisory agreements and their annual renewal, contracts with all other service providers and payments under the Fund's Distribution Plan and Shareholder Services Plan.

     The Fund has an Audit Committee, consisting of all of the Trustees who are "independent" and are not "interested persons" of the Fund. The Committee determines what independent registered public accounting firm will be selected by the Board of Trustees, reviews the methods, scope and result of audits and the fees charged, and reviews the adequacy of the Fund's internal accounting procedures and controls. The Audit Committee had three meetings during the last fiscal year.

         The Fund has a Nominating Committee, consisting of all of the non-interested Trustees. The Nominating Committee held one meeting during the last fiscal year. The committee will consider nominees recommended by the shareholders who may send recommendations to the committee in care of the Manager at 380 Madison Avenue, New York, NY 10017.

     On October 5, 2009, Mr. John J. Partridge and Ms. Laureen L. White were elected Trustees by the Board of Trustees of the Fund.

Trustees and Officers

     The following material includes information about each Trustee and officer and the Chairman Emeritus of the Fund. All shares of the Fund listed as owned by the Trustees are Class A Shares unless indicated otherwise.



                                                                          Number of
                        Positions                                         Portfolios    Other Directorships
                        Held with                                         in Fund       Held by Trustee
                        Fund and                                          Complex(3)    (The position held is a
Name, Address(1)        Length of      Principal Occupation(s)            Overseen by   directorship unless
and Date of Birth       Service(2)     During Past 5 Years                Trustee       indicated otherwise.)
-------------           ----------     -------------------                -------       ---------------------

Interested
Trustee(4)

Diana P. Herrmann       Trustee        Vice Chair and Chief Executive        12         ICI Mutual Insurance Company
New York, NY            since 1995     Officer of Aquila Management
(02/25/58)              and            Corporation, Founder of the
                        President      Aquila Group of Funds(5) and
                        since 1999     parent of Aquila Investment
                                       Management LLC, Manager since 2004,
                                       President since 1997, Chief Operating
                                       Officer, 1997-2008, a Director since
                                       1984, Secretary since 1986 and previously
                                       its Executive Vice President, Senior Vice
                                       President or Vice President, 1986-1997;
                                       Chief Executive Officer and Vice Chair
                                       since 2004, President and Manager of the
                                       Manager since 2003, and Chief Operating
                                       Officer of the Manager, 2003-2008; Chair,
                                       Vice Chair, President, Executive Vice
                                       President and/or Senior Vice President of
                                       funds in the Aquila Group of Funds since
                                       1986; Director of the Distributor since
                                       1997; Governor, Investment Company
                                       Institute (a trade organization for the
                                       U.S. mutual fund industry dedicated to
                                       protecting shareholder interests and
                                       educating the public about investing) for
                                       various periods, 2004-2009, and head of
                                       its Small Funds Committee, 2004-2009;
                                       active in charitable and volunteer
                                       organizations.


Non-Interested
Trustees

Thomas A.               Chair of the   Vice President of Robinson,            5         None
Christopher             Board of       Hughes & Christopher, C.P.A.s,
Danville, KY            Trustees       P.S.C., since 1977; President,
(12/19/47)              since 2005     A Good Place for Fun, Inc., a
                        and Trustee    sports facility, since 1987;
                        since 1992     currently or formerly active
                                       with various professional and
                                       community organizations.

David A. Duffy          Trustee        Chairman, Rhode Island                 2         Delta Dental of Rhode Island
North Kingstown, RI     since 2009     Convention Center Authority
(08/07/39)                             since 2003; director (advisory
                                       board) of Citizens Bank of
                                       Rhode Island and Connecticut
                                       since 1999; retired Founder,
                                       formerly President, Duffy &
                                       Shanley, Inc., a marketing
                                       communications firm, 1973-2003;
                                       Transition Chairman for Gov.
                                       Donald Carcieri (R.I.); past
                                       National Chairman, National
                                       Conference for Community and
                                       Justice (NCCJ); Past Chair,
                                       Providence College President's
                                       Council; Past Vice Chair,
                                       Providence College Board of
                                       Trustees; officer or director
                                       of numerous civic and
                                       non-profit organizations
                                       including Rhode Island Hospital.

Theodore T. Mason       Trustee        Executive Director, East Wind          9         None
New York, NY            since 1987     Power Partners LTD since 1994
(11/24/35)                             and Louisiana Power Partners,
                                       1999-2003; Trustee, Premier VIT,
                                       2000-2009; Treasurer, Fort
                                       Schuyler Maritime Alumni
                                       Association, Inc., successor to
                                       Alumni Association of SUNY
                                       Maritime College, since 2004
                                       (President, 2002-2003, First
                                       Vice President, 2000-2001,
                                       Second Vice President,
                                       1998-2000) and director of the
                                       same organization since 1997;
                                       Director, STCM Management
                                       Company, Inc., 1973-2004; twice
                                       national officer of Naval
                                       Reserve Association, Commanding
                                       Officer of four naval reserve
                                       units and Captain, USNR (Ret);
                                       director, The Navy League of the
                                       United States New York Council
                                       since 2002; trustee, The
                                       Maritime Industry Museum at Fort
                                       Schuyler, 2000-2004; and Fort
                                       Schuyler Maritime Foundation,
                                       Inc., successor to the Maritime
                                       College at Fort Schuyler
                                       Foundation, Inc., since 2000.

Anne J. Mills           Trustee        President, Loring Consulting           5         None
Castle Rock, CO         since 1987     Company since 2001; Vice
(12/23/38)                             President for Business
                                       Management and CFO, Ottawa
                                       University, 1992-2001,
                                       2006-2008; IBM Corporation,
                                       1965-1991; currently active with
                                       various charitable, educational
                                       and religious organizations.

John J. Partridge       Trustee        Founding Partner, Partridge Snow       5         None
Providence, RI          since 2009     & Hahn LLP, a law firm,
(05/05/40)                             Providence, Rhode Island, since
                                       1988, Senior Counsel, since
                                       January 1, 2007; Assistant
                                       Secretary - Advisor to the
                                       Board, Narragansett Insured
                                       Tax-Free Income Fund, 2005-2008,
                                       Trustee 2002-2005; director or
                                       trustee of various educational,
                                       civic and charitable
                                       organizations, including Ocean
                                       State Charities Trust, Memorial
                                       Hospital of Rhode Island, and
                                       The Pawtucket Foundation.

James R. Ramsey         Trustee        President, University of               2         Community Bank and Trust,
Louisville, KY          since 1987     Louisville since November 2002;                  Pikeville, KY and Texas
(11/14/48)                             Professor of Economics,                          Roadhouse Inc.
                                       University of Louisville,
                                       1999-present; Kentucky
                                       Governor's Senior Policy Advisor
                                       and State Budget Director,
                                       1999-2002; Vice Chancellor for
                                       Finance and Administration, the
                                       University of North Carolina at
                                       Chapel Hill, 1998 to 1999;
                                       previously Vice President for
                                       Finance and Administration at
                                       Western Kentucky University,
                                       State Budget Director for the
                                       Commonwealth of Kentucky, Chief
                                       State Economist and Executive
                                       Director for the Office of
                                       Financial Management and
                                       Economic Analysis for the
                                       Commonwealth of Kentucky,
                                       Adjunct Professor at the
                                       University of Kentucky,
                                       Associate Professor at Loyola
                                       University-New Orleans and
                                       Assistant Professor at Middle
                                       Tennessee State University.

Laureen L. White        Trustee        President, Greater Providence          2         None
North Kingstown, RI     since 2009     Chamber of Commerce, since 2005,
(11/18/59)                             Executive Vice President
                                       2004-2005 and Senior Vice
                                       President, 1989-2002; Executive
                                       Counselor to the Governor of
                                       Rhode Island for Policy and
                                       Communications, 2003-2004.
Other Individuals

Chairman Emeritus(6)
Lacy B. Herrmann        Founder and    Founder and Chairman of the           N/A        N/A
New York, NY            Chairman       Board, Aquila Management
(05/12/29)              Emeritus       Corporation, the sponsoring
                        since 2005,    organization and parent of the
                        Chairman of    Manager or Administrator and/or
                        the Board of   Adviser or Sub-Adviser to each
                        Trustees,      fund of the Aquila Group of
                        1987-2005      Funds; Chairman of the Manager
                                       or Administrator and/or Adviser
                                       or Sub-Adviser to each since
                                       2004; Founder and Chairman
                                       Emeritus of each fund in the
                                       Aquila Group of Funds;
                                       previously Chairman and a
                                       Trustee of each fund in the
                                       Aquila Group of Funds since its
                                       establishment until 2004 or
                                       2005; Director of the
                                       Distributor since 1981 and
                                       formerly Vice President or
                                       Secretary, 1981-1998; Director
                                       or  trustee, Premier VIT,
                                       1994-2009; Director or trustee
                                       of Oppenheimer Quest Value Funds
                                       Group, Oppenheimer Small Cap
                                       Value Fund, Oppenheimer Midcap
                                       Fund, 1987-2009, and Oppenheimer
                                       Rochester Group of Funds,
                                       1995-2009; Trustee Emeritus,
                                       Brown University and the Hopkins
                                       School; active in university,
                                       school and charitable
                                       organizations.

Officers
Charles E.              Executive      Executive Vice President of all       N/A        N/A
Childs, III             Vice           funds in the Aquila Group of
New York, NY            President      Funds and the Manager and the
(04/01/57)              since 2003     Manager's parent since 2003;
                                       Executive Vice President and Chief
                                       Operating Officer of the Manager and the
                                       Manager's parent since 2008; formerly
                                       Senior Vice President, corporate
                                       development, Vice President, Assistant
                                       Vice President and Associate of the
                                       Manager's parent since 1987; Senior Vice
                                       President, Vice President or Assistant
                                       Vice President of the Aquila Money-Market
                                       Funds, 1988-2003.

Maryann Bruce           Senior Vice    President, Aquila Distributors,       N/A        N/A
Cornelius, NC           President      Inc., since 2008; Senior Vice
(04/01/60)              since 2009     President of each of the equity
                                       and bond funds in the Aquila
                                       Group of Funds since 2009;
                                       Executive Managing Director,
                                       Evergreen Investments,
                                       2004-2007, President, Evergreen
                                       Investment Services, Inc.,
                                       1999-2007; President and CEO,
                                       Allstate Financial Distributors,
                                       Inc., 1998-1999; Senior Vice
                                       President and Director Financial
                                       Institution Division,
                                       OppenheimerFunds, Inc.,
                                       1990-1998, Regional Vice
                                       President, 1987-1990; Vice
                                       President and Mutual Fund
                                       Marketing Manager, J.C. Bradford
                                       & Company, 1982-1987.

Todd W. Curtis          Vice           Senior Vice President and             N/A        N/A
Phoenix, AZ             President      Portfolio Manager, Tax-Free
(06/08/49)              since 2004     Trust of Arizona, since August
                                       2004; Vice President and Portfolio
                                       Manager, Churchill Tax-Free Fund of
                                       Kentucky, since 2009, backup portfolio
                                       manager, 2004-2009; Vice President and
                                       Portfolio Manager, Tax-Free Fund For
                                       Utah, since 2009; Vice President and
                                       Portfolio Manager, Banc One Investment
                                       Advisors, Inc. and its predecessors,
                                       1981-2004.

Jason T. McGrew         Vice           Senior Vice President and             N/A        N/A
Elizabethtown, KY       President      Portfolio Manager, Tax-Free
(08/14/71)              since 2001     Trust of Arizona, since August
                                       2004; Vice President and Portfolio
                                       Manager, Churchill Tax-Free Fund of
                                       Kentucky, since 2009, backup portfolio
                                       manager, 2004-2009; Vice President and
                                       Portfolio Manager, Tax-Free Fund For
                                       Utah, since 2009; Vice President and
                                       Portfolio Manager, Banc One Investment
                                       Advisors, Inc. and its predecessors,
                                       1981-2004.

James Thompson          Assistant      Vice President and Co-Portfolio       N/A        N/A
Bountiful, Utah         Vice           Manager, Tax-Free Fund For Utah,
(03/17/55)              President      since 2009; Assistant Vice
                        since 2009     President and Backup Portfolio
                                       Manager, Tax-Free Trust of
                                       Arizona and Churchill Tax-Free
                                       Fund of Kentucky, since 2009;
                                       Senior Vice President, First
                                       Security Bank/Wells Fargo
                                       Brokerage Services LLC, Salt
                                       Lake City, UT, 1991-2009.

Robert S. Driessen      Chief          Chief Compliance Officer of the       N/A        N/A
New York, NY            Compliance     Fund and each of the other funds
(10/12/47)              Officer        in the Aquila Group of Funds, the
                        since 2009     Manager and the Distributor since
                                       December 2009; Vice President,
                                       Chief Compliance Officer, Curian
                                       Capital, LLC, 2004 - 2008; Vice
                                       President, Chief Compliance
                                       Officer, Phoenix Investment
                                       Partners, Ltd., 1999 -  2004;
                                       Vice President, Risk Liaison,
                                       Corporate Compliance, Bank of
                                       America, 1996 - 1999; Vice
                                       President, Securities Compliance,
                                       Prudential Insurance Company of
                                       America, 1993 - 1996; Branch
                                       Chief and Supervisory Staff
                                       Accountant, US Securities and
                                       Exchange Commission, 1979 - 1993,
                                       Financial Analyst, Office of
                                       Disclosure Policy, 1973 - 1979
                                       and Applications, 1972 - 1973;
                                       FINRA Securities Licenses: Series
                                       7, 24, 63 and 65.

Joseph P. DiMaggio      Chief          Chief Financial Officer of each       N/A        N/A
New York, NY            Financial      fund in the Aquila Group of
(11/06/56)              Officer        Funds since 2003 and Treasurer
                        since 2003     since 2000.
                        and
                        Treasurer
                        since 2000

Edward M. W. Hines      Secretary      Shareholder of Butzel Long, a         N/A        N/A
New York, NY            since 1987     professional corporation,
(12/16/39)                             counsel to the Fund, since 2007;
                                       Partner of Hollyer Brady Barrett & Hines
                                       LLP, its predecessor as counsel,
                                       1989-2007; Secretary of each fund in the
                                       Aquila Group of Funds.

John M. Herndon         Assistant      Assistant Secretary of each fund      N/A        N/A
New York, NY            Secretary      in the Aquila Group of Funds
(12/17/39)              since 1995     since 1995 and Vice President of
                                       the three Aquila Money-Market Funds since
                                       1990; Vice President of the Manager or
                                       its predecessor and current parent since
                                       1990.

Lori A. Vindigni        Assistant      Assistant Treasurer of each fund      N/A        N/A
New York, NY            Treasurer      in the Aquila Group of Funds
(11/02/66)              since 2000     since 2000; Assistant Vice
                                       President of the Manager or its
                                       predecessor and current parent since
                                       1998; Fund Accountant for the Aquila
                                       Group of Funds, 1995-1998.

(1) The mailing address of each Trustee and officer is c/o Churchill Tax-Free Fund of Kentucky, 380 Madison Avenue, Suite 2300, New York, NY 10017.

(2) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.

(3) Includes certain Aquila-sponsored funds that are dormant and have no public shareholders.

(4) Ms. Herrmann is an interested person of the Fund as an officer of the Fund, as a director, officer and shareholder of the Manager's corporate parent, as an officer and Manager of the Manager, and as a shareholder and director of the Distributor. Ms. Herrmann is the daughter of Lacy B. Herrmann, the Founder and Chairman Emeritus of the Fund.

 (5) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Municipal Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; and Aquila Three Peaks High Income Fund is a high income corporate bond fund; considered together, these 12 funds, which do not include the dormant funds described in footnote 3, are called the "Aquila Group of Funds."

(6) The Chairman Emeritus may attend Board meetings but has no voting power.


                       Securities Holdings of the Trustees
                                (as of 12/31/08)

                                                 Dollar Range of Ownership       Aggregate Dollar Range of
                                                 in Churchill Tax-Free           Ownership in the
Name of Trustee                                  Fund of Kentucky(1)             Aquila Group of Funds (1)
---------------                                  ----------------                ---------------------

Interested Trustee

Diana P. Herrmann                                C                               E


Non-interested Trustees

Thomas A. Christopher                            E                               E

David A. Duffy                                   B(2)                            C

Theodore T. Mason                                C                               D

Anne J. Mills                                    C                               D

John J. Partridge                                C(3)                            E

James R. Ramsey                                  E                               E

Laureen L. White                                 A                               B

(1)      A. None
         B. $1-$10,000
         C. $10,001-$50,000
         D. $50,001-$100,000
         E. over $100,000

(2)    As of January 14, 2009.

(3)    As of July 24, 2009.

     None of the non-interested Trustees or their immediate family members holds of record or beneficially any securities of the Manager, Aquila Investment Management LLC, or the Distributor.

Trustee Compensation

     The Fund does not currently pay fees to any of the Fund's officers or to Trustees affiliated with the Manager. For its fiscal year ended December 31, 2008, the Fund paid a total of $106,185 in compensation and reimbursement of expenses to the Trustees. No other compensation or remuneration of any type, direct or contingent, was paid by the Fund to its Trustees.

     The Fund is one of the twelve funds in the Aquila Group of Funds, which consists of three money-market funds, seven tax-free municipal bond funds, a high-income corporate bond fund and an equity fund. The following table lists the compensation of all non-interested Trustees who received compensation from the Fund and the compensation they received during the Fund's fiscal year from other funds in the Aquila Group of Funds. None of such Trustees has any pension or retirement benefits from the Fund or any of the other funds in the Aquila Group of Funds.

                                                 Compensation
                                                 from all
                                                 funds              Number of
                                                 in the             boards on
                           Compensation          Aquila             which the
                           From the              Group of           Trustee
Name                       Fund                  Funds              serves

Thomas A. Christopher      $28,357               $ 73,500           5

David A. Duffy             $     0               $ 16,000           2

Theodore T. Mason          $16,500               $133,313           9

Anne J. Mills              $19,000               $ 77,000           5

John J. Partridge          $     0               $ 30,250           5

James R. Ramsey            $15,500               $ 31,000           2

Laureen L. White           $     0               $ 17,250           2


     The material under the caption "Additional Information About the Portfolio Managers" is supplemented by adding the following:

     Mr. James Thompson is backup portfolio manager to the Fund. He is also co-portfolio manager of Tax-Free Fund For Utah and backup portfolio manager of Tax-Free Trust of Arizona. Mr. Thompson manages no other investment companies, pooled investment vehicles or separate accounts. He receives a fixed salary without any bonus, deferred compensation or retirement plan. His compensation, which he receives from the Manager, not the Fund is not performance based, and he participates in the Manager's 401(k) Plan. Mr. Thompson owns no securities of the Fund.




                         The date of this supplement is
                                January 11, 2010

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                         Supplement to the Prospectuses
                              Dated April 30, 2009


     The material under the heading "Information about the Manager" is replaced by the following:

     Mr. James Thompson serves as backup portfolio manager of the Fund as of October 2009. He is also co-portfolio manager of Tax-Free Fund For Utah and back-up portfolio manager of Tax-Free Trust of Arizona. Mr. Thompson has twenty-four years of experience in the municipal finance industry. Most recently Mr. Thompson served as underwriter and municipal bond trader for Wells Fargo Brokerage Services in Salt Lake City, Utah.


     The material under the headings "Board of Trustees" and "Officers" on the inside back cover are replaced by the following:


Board of Trustees

Thomas A. Christopher, Chair
David A. Duffy
Diana P. Herrmann
Theodore T. Mason
Anne J. Mills
John J. Partridge
James R. Ramsey
Laureen L. White


Officers

Diana P. Herrmann, President
Maryann Bruce, Senior Vice President
Todd W. Curtis, Vice President and Portfolio Manager
Jason T. McGrew, Vice President
Robert S. Driessen, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer
Edward M.W. Hines, Secretary



                         The date of this supplement is
                                January 11, 2010